Investments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	R$ (4,890)	R$ (821)	R$ 13,962
Equity	3,279	6,108	6,205	R$ (3,866)
Investment [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	21	76
Equity	127	110
Investment 1 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	(16)	(4)
Equity	81	81
Associate [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	70	54	R$ 45
Equity	R$ 288	R$ 252